UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3940

Strategic Funds, Inc
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	5/31/10

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements. Separate N-CSR Forms will be filed for these series, as appropriate.

Dreyfus Select Managers Small Cap Value Fund
Dreyfus U.S. Equity Fund
Global Stock Fund
International Stock Fund

FORM N-CSR

Item 1.	Reports to Stockholders.

Dreyfus Select Managers Small Cap Value Fund

SEMIANNUAL REPORT May 31, 2010

BNY MELLON ASSET MANAGEMENT

Dreyfus

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
16	Statement of Assets and Liabilities
17	Statement of Operations
18	Statement of Changes in Net Assets
20	Financial Highlights
23	Notes to Financial Statements
32	Information About the Review and Approval of an Additional Sub-Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus Select Managers
Small Cap Value Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Select Managers Small CapValue Fund, covering the six-month period from December 1, 2009, through May 31, 2010.

Psychology historically has played an important role in how investors—especially individual investors—perceive the financial markets and make asset allocation decisions. Unlike the purely rational investor who, in an ideal world, would seek investments that potentially can deliver the best risk/return characteristics, the everyday investor typically has been influenced by emotions. Currently, investors’ emotions appear to be deeply divided, with a large number still seeking low risk investments (such as cash instruments), and others favoring higher risk investments (such as smaller-cap and emerging market stocks). Meanwhile, investment classes in the middle of the risk spectrum seemingly have been largely avoided.

It is important to note that investor sentiment often lags the economic cycle.That’s why we continue to stress the importance of a long-term, well balanced asset allocation strategy that can help cushion the volatility produced by the emotional swings of the financial markets. If you have not revisited your investment portfolio recently, we urge you to speak with your financial advisor about taking advantage of long-term market fundamentals rather than remaining susceptible to the effects of emotional reactions to short-term developments.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2010

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2009, through May 31, 2010, as provided by Keith L. Stransky and Robert B. Mayerick, Portfolio Allocation Managers

Fund and Market Performance Overview

For the six-month period ended May 31,2010,Dreyfus Select Managers Small CapValue Fund’s Class A shares produced a total return of 16.75%, Class C shares returned 16.35% and Class I shares returned 16.86%.1 In comparison, the Russell 2000 Value Index (the “Index”), the fund’s benchmark, achieved a total return of 15.93% for the same period.2 Small-cap stocks generally advanced over the reporting period in the midst of a sustained U.S. economic recovery. Although the market suffered bouts of weakness later in the reporting period, it was not enough to fully offset previous gains.The fund produced returns that were higher than its benchmark, due to the success of the sub-advisers’ security selection strategies in seven of the benchmark’s ten economic sectors.

The Fund’s Investment Approach

The fund seeks capital appreciation.To pursue its goal, the fund normally invests at least 80% of its assets in the stocks of small-cap companies. The fund uses a “multi-manager” approach by selecting one or more sub-advisers to manage its assets. As the fund’s portfolio allocation managers, we seek sub-advisers that complement one another’s style of investing, consistent with the fund’s investment goal. We monitor and evaluate the performance of the sub-advisers and will recommend to Dreyfus and the fund’s board any changes based on our evaluations.

The fund’s assets currently are allocated among four sub-advisers, each acting independently of one another and using its own methodology to select portfolio investments. Currently 30% of the fund’s assets are allocated to Thompson, Siegel and Walmsley, LLC, which employs a combination of quantitative and qualitative security selection methods based on a four-factor valuation model. Another 30% are allocated to Walthausen & Co., LLC, which uses a proprietary valuation model to identify companies that are trading at a discount to their intrinsic values.Another 30% are allocated to Neuberger Berman Management LLC, which uses fundamental analysis and a bottom-up stock selection process to identify publicly traded small cap companies selling at a

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

material discount to their intrinsic value. The remaining 10% of the fund’s assets are allocated to Riverbridge Partners, LLC, which focuses on companies that are building their earnings power and intrinsic value over long periods of time.

Stocks Encountered Heightened Volatility

The reporting period began in the midst of an economic recovery as improved manufacturing activity and an apparent bottoming of housing prices helped boost confidence among businesses, consumers and investors. However, in the spring of 2010, several developments appeared to threaten the global economic rebound. First, Europe was roiled by a sovereign debt crisis when Greece and other peripheral members of the European Union found themselves unable to finance heavy debt burdens. Meanwhile, robust economic growth in China seemed to spark inflationary pressures,and investors grew worried that remedial measures might dampen growth in Asia. Finally, stubbornly high unemployment and ongoing troubles in domestic housing markets produced economic headwinds in the United States.

Consequently, small-cap stocks generally rallied early in the reporting period, but subsequently gave back a portion of those gains. Still, because small-cap companies tend to have less exposure to international markets, U.S. small-cap stocks produced significantly higher returns than their large-cap counterparts for the reporting period overall.

Industrials Sector Helped Drive Fund Performance

In this volatile environment, the fund’s sub-advisers produced especially strong relative performance, on average, in the economically-sensitive industrials sector.Top industrial performers during the reporting period included jet engine components manufacturer Ladish, which posted a four-fold increase in quarterly earnings compared to the previous year. Welding products maker Thermadyne Holdings gained value after reporting an increase in sales, particularly in the United States. The energy sector also produced strong relative results, with natural gas exploration companies gaining value when concerns intensified regarding deep-water oil drilling.The fund’s top individual performer for the reporting period came from the consumer discretionary sector, where kitchenware producer Lifetime Brands benefited from strong sales amid a revival in consumer demand.

Laggards during the reporting period were found primarily in the information technology sector. Wireless and satellite communications equipment provider TeleCommunication Systems encountered government project delays that dampened quarterly earnings. Money transfer services company Euronet Worldwide was hurt by revenue shortfalls and the European sovereign debt crisis.

Finding Opportunities Among Quality Companies

Although the U.S. stock market has largely recovered from the impacts of the 2008 recession and financial crisis, a number of headwinds remain, including uncertainty regarding proposed financial regulatory reform. Therefore, as of the reporting period’s end, we have favored higher-quality companies over more speculative ones, and we have emphasized domestic-oriented companies over those with a substantial presence in international markets. Our sub-advisers have found relatively few stocks meeting these criteria in the financials sector, but we have adopted a more constructive posture with regard to potential growth opportunities in most other market segments. In our judgment, this investment posture helps the fund to weather potential volatility while participating to a significant degree in any gains produced by small-cap stocks.

June 15, 2010

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories.
They also tend to be less liquid than larger company stocks.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through April 1,
2011, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
2	SOURCE: Bloomberg — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 2000 Value Index is an unmanaged index, which measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Select Managers Small CapValue Fund from December 1, 2009 to May 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2010
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.40	$ 11.49	$ 6.06
Ending value (after expenses)	$1,167.50	$1,163.50	$1,168.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2010
	Class A	Class C	Class I
Expenses paid per $1,000†	$ 6.89	$ 10.70	$ 5.64
Ending value (after expenses)	$1,018.10	$1,014.31	$1,019.35

Expenses are equal to the fund’s annualized expense ratio of 1.37% for Class A, 2.13% for Class C and 1.12% for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
May 31, 2010 (Unaudited)

Common Stocks—96.8%	Shares	Value ($)
Consumer Discretionary—14.9%
Aaron’s	27,950	558,441
Advance Auto Parts	23,100	1,195,656
Ambassadors Group	29,825	348,654
Cabela’s	45,825 [a]	788,648
Capella Education	1,682 [a]	144,501
Carter’s	34,400 [a]	1,051,264
Cheesecake Factory	14,050 [a]	358,275
Cinemark Holdings	43,900	701,961
Cogent	68,400 [a]	610,128
Convergys	37,300 [a]	407,316
Corinthian Colleges	68,900 [a]	922,571
CSS Industries	34,500	651,705
Delta Apparel	6,990 [a]	117,781
Diebold	21,400	620,172
Digital River	16,300 [a]	448,902
Dollar Thrifty Automotive Group	14,300 [a]	667,810
Drew Industries	48,900 [a]	1,072,866
FTI Consulting	16,000 [a]	684,160
Gentex	25,100	493,968
Grand Canyon Education	6,150 [a]	151,044
Gymboree	17,200 [a]	766,776
Hawk, Cl. A	50,200 [a]	1,149,078
Hillenbrand	21,500	522,235
Interval Leisure Group	70,800 [a]	957,216
Isle of Capri Casinos	49,700 [a]	495,012
Jo-Ann Stores	1,075 [a]	49,106
JOS. A. Bank Clothiers	13,200 [a]	800,976
Lifetime Brands	83,200 [a]	1,163,136
LKQ	19,650 [a]	361,953
Lumber Liquidators Holdings	32,000 [a]	944,320
Nobel Learning Communities	45,600 [a]	301,416
OfficeMax	36,800 [a]	656,144
PEP Boys-Manny Moe & Jack	43,100	531,423
Polaris Industries	15,600	915,720
Rent-A-Center	35,900 [a]	869,498

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Consumer Discretionary (continued)
Ryder System	26,800	1,204,392
Sally Beauty Holdings	110,300 [a]	1,037,923
Scholastic	29,200	763,580
Shuffle Master	73,300 [a]	608,390
Shutterfly	27,200 [a]	628,320
True Religion Apparel	32,000 [a]	883,520
Universal Technical Institute	5,700 [a]	139,935
Valassis Communications	14,500 [a]	529,540
Warner Music Group	115,200 [a]	699,264
		28,974,696
Consumer Staples—3.0%
Andersons	28,300	926,259
Constellation Brands, Cl. A	85,600 [a]	1,426,096
Cooper	35,400	1,304,844
Flowers Foods	26,300	649,873
Landec	136,350 [a]	844,007
Overhill Farms	41,025 [a]	251,893
United Natural Foods	16,900 [a]	524,745
		5,927,717
Energy—6.0%
American Oil and Gas	153,900 [a]	991,116
Brigham Exploration	96,000 [a]	1,649,280
CenterPoint Energy	63,400	863,508
Covanta Holding	57,200 [a]	882,596
Global Industries	80,400 [a]	419,688
GMX Resources	47,300 [a]	322,586
Gulfport Energy	47,950 [a]	629,583
Holly	24,100	624,190
McMoRan Exploration	37,500 [a]	403,125
Northern Oil and Gas	63,600 [a]	917,748
Ormat Technologies	15,000	427,350
Southern Union	37,700	820,729
Tetra Technologies	109,100 [a]	1,097,546
Venoco	36,800 [a]	532,496
Whiting Petroleum	13,300 [a]	1,113,343
		11,694,884

Common Stocks (continued)	Shares	Value ($)
Financial—16.8%
Alterra Capital Holdings	36,200	677,302
Altisource Portfolio Solutions	28,033 [a]	751,565
American Equity Investment Life Holding	58,800	553,308
American Physicians Capital	18,500	573,685
Baldwin & Lyons, Cl. B	5,075	114,543
BioMed Realty Trust	43,400	738,234
Brandywine Realty Trust	34,150	395,798
Broadridge Financial Solutions	39,200	749,504
Bryn Mawr Bank	36,800	643,264
Capstead Mortgage	52,400	598,408
Cash America International	18,500	683,575
City Holding	24,000	770,160
CNA Surety	35,375 [a]	580,857
Columbia Banking System	66,625	1,487,736
Community Bank System	34,875	796,894
Euronet Worldwide	35,000 [a]	460,250
First American	38,800	1,320,364
First Bancorp/NC	20,700	334,098
First Cash Financial Services	33,400 [a]	702,402
First Niagara Financial Group	34,800	459,708
Global Cash Access Holdings	55,000 [a]	439,450
Hallmark Financial Services	79,400 [a]	807,498
Horace Mann Educators	42,100	647,077
Huntington Bancshares	94,200	580,272
IBERIABANK	13,600	747,048
LaSalle Hotel Properties	31,700	713,250
MGIC Investment	25,000 [a]	234,000
National Western Life Insurance	5,300	885,100
Net 1 UEPS Technologies	43,300	620,056
Ocwen Financial	221,800 [a]	2,697,088
Omega Healthcare Investors	51,600	1,024,776
Platinum Underwriters Holdings	16,100	592,641
Portfolio Recovery Associates	9,550 [a]	653,793
PS Business Parks	13,000	700,830
RLI	10,600	584,272
SLM	96,100 [a]	1,067,671

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Financial (continued)
Sterling Bancorp	21,000	200,970
Sterling Bancshares	185,500	992,425
Suffolk Bancorp	14,900	469,648
SVB Financial Group	16,100 [a]	722,246
TCF Financial	27,300	440,622
Texas Capital Bancshares	17,400 [a]	317,898
Tower Group	34,300	751,513
Umpqua Holdings	42,000	527,520
Walter Investment Management	74,500	1,214,350
Wintrust Financial	19,900	709,634
		32,733,303
Health Care—9.5%
Abaxis	7,950 [a]	178,955
Allscripts-Misys Healthcare Solutions	18,800 [a]	353,628
Amedisys	15,600 [a]	775,632
AngioDynamics	21,000 [a]	310,170
Beckman Coulter	14,000	804,160
Bio-Reference Laboratories	10,800 [a]	246,996
Bruker	21,900 [a]	278,896
Cambrex	158,682 [a]	661,704
Celera	59,600 [a]	421,372
Cepheid	35,186 [a]	629,126
Charles River Laboratories International	42,500 [a]	1,425,450
Chemed	32,100	1,826,811
Health Management Associates, Cl. A	103,000 [a]	957,900
HealthSpring	37,600 [a]	653,112
Hill-Rom Holdings	35,200	981,376
IPC The Hospitalist	7,100 [a]	207,817
Magellan Health Services	32,900 [a]	1,338,701
Mednax	7,400 [a]	418,470
MEDTOX Scientific	5,800 [a]	68,962
NBTY	24,500 [a]	838,880
Neogen	12,550 [a]	322,660
PDL BioPharma	84,100	451,617
PharMerica	26,100 [a]	428,040
Quality Systems	3,200	188,928

Common Stocks (continued)	Shares	Value ($)
Health Care (continued)
Questcor Pharmaceuticals	79,500 [a]	752,865
SXC Health Solutions	12,400 [a]	912,144
Techne	4,800	290,640
Theragenics	179,200 [a]	209,664
USANA Health Sciences	2,560 [a]	95,872
Vital Images	32,950 [a]	452,074
West Pharmaceutical Services	27,500	1,082,125
		18,564,747
Industrial—13.3%
AAON	24,675	608,979
Allegiant Travel	11,250	622,012
Beacon Roofing Supply	18,150 [a]	381,150
Ceradyne	28,200 [a]	607,710
Corporate Executive Board	16,300	527,957
CoStar Group	4,200 [a]	171,234
Danaos	65,000 [a]	261,950
Dresser-Rand Group	24,400 [a]	776,652
Dynamex	6,400 [a]	98,432
ESCO Technologies	13,700	358,529
Forward Air	6,800	186,116
Global Power Equipment Group	157,500 [a]	330,750
Granite Construction	9,300	275,745
Hexcel	55,975 [a]	893,921
Hubbell, Cl. B	20,800	887,120
Innerworkings	27,050 [a]	187,456
John Bean Technologies	43,400	746,046
KBR	36,000	791,280
Knoll	52,250	772,777
L.B. Foster, Cl. A	9,400 [a]	263,858
Ladish	73,100 [a]	1,847,968
Lydall	132,400 [a]	1,067,144
McGrath Rentcorp	28,700	670,432
Miller Industries	12,750	191,250
Mobile Mini	8,400 [a]	134,400
Navistar International	24,800 [a]	1,343,664
NN	111,350 [a]	689,256

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial (continued)
Pall	25,900	881,895
Resources Connection	18,000 [a]	290,520
Ritchie Brothers Auctioneers	12,950	263,921
Rollins	23,500	499,610
School Specialty	43,700 [a]	939,113
Seaspan	27,100	289,699
Standex International	70,500	1,833,705
Tecumseh Products, Cl. A	55,600 [a]	726,692
Teledyne Technologies	19,900 [a]	782,269
Textron	62,900	1,300,143
Thermadyne Holdings	120,100 [a]	1,363,135
Thomas & Betts	13,550 [a]	519,507
Xerium Technologies	32,990 [a]	517,613
Xerium Technologies (Warrants 5/24/14)	17,149 [a]	0
		25,901,610
Information Technology—18.4%
Accelrys	90,300 [a]	620,361
American Science & Engineering	6,100	427,427
ANSYS	7,600 [a]	332,348
ArcSight	5,636 [a]	122,076
Arris Group	140,200 [a]	1,537,994
Astro-Med	12,850	87,444
Brocade Communications Systems	190,400 [a]	1,037,680
Cabot Microelectronics	34,825 [a]	1,278,077
Cadence Design Systems	78,600 [a]	526,620
Cass Information Systems	6,450	204,594
Ciena	40,000 [a]	622,800
Comtech Telecommunications	22,800 [a]	656,868
Comverse Technology	73,200 [a]	625,128
Concur Technologies	3,900 [a]	164,970
Constant Contact	6,636 [a]	142,409
CSG Systems International	46,700 [a]	958,284
CTS	59,800	629,694
DealerTrack Holdings	12,600 [a]	201,978
Digi International	29,500 [a]	272,580
DST Systems	26,200	1,003,984

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
Echelon	14,500 [a]	123,395
F5 Networks	3,558 [a]	250,234
Fair Isaac	74,700	1,733,040
FARO Technologies	6,650 [a]	159,002
Forrester Research	8,600 [a]	269,782
GeoEye	20,200 [a]	641,754
Guidance Software	13,850 [a]	81,438
Hutchinson Technology	188,000 [a]	1,028,360
Ikanos Communications	98,600 [a]	208,046
Intersil, Cl. A	43,900	584,309
ION Geophysical	127,300 [a]	691,239
Keynote Systems	52,400	519,284
MAXIMUS	5,700	341,430
MEMC Electronic Materials	58,900 [a]	668,515
Mercury Computer Systems	34,200 [a]	401,850
MTS Systems	10,200	298,350
Multi-Fineline Electronix	18,100 [a]	478,383
Napco Security Technologies	11,250 [a]	22,725
National Instruments	15,900	511,821
NCI, Cl. A	14,500 [a]	318,130
Plantronics	23,300	697,602
Power Integrations	9,750	331,305
RADWARE	28,700 [a]	542,717
RF Micro Devices	119,700 [a]	574,560
Rudolph Technologies	7,425 [a]	65,934
S1	241,900 [a]	1,482,847
Scientific Games, Cl. A	44,900 [a]	458,878
SeaChange International	54,000 [a]	450,900
Semtech	21,800 [a]	383,898
Sierra Wireless	38,500	301,070
Standard Microsystems	33,400 [a]	764,192
Stratasys	12,800 [a]	297,728
Syniverse Holdings	45,000 [a]	890,550
Tekelec	61,500	881,603
TeleCommunication Systems, Cl. A	82,600 [a]	413,826
Telvent GIT	6,750	156,465

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Information Technology (continued)
TIBCO Software	157,450 [a]	1,796,505
Ultimate Software Group	12,300 [a]	420,783
Ultratech	38,400 [a]	535,296
Verint Systems	64,500 [a]	1,669,260
Vishay Intertechnology	218,500 [a]	1,977,425
		35,877,747
Materials—7.5%
Arch Chemicals	34,100	1,168,266
Bemis	6,150	176,382
Boise	112,700 [a]	691,978
Crown Holdings	51,900 [a]	1,220,169
Harry Winston Diamond	36,500 [a]	455,520
Horsehead Holding	59,100 [a]	616,413
KapStone Paper and Packaging	52,725 [a]	582,611
LSB Industries	34,894 [a]	570,517
Mercer International	185,135 [a]	907,162
Olin	39,800	762,966
Omnova Solutions	146,975 [a]	1,180,209
Royal Gold	9,300	466,302
RTI International Metals	49,600 [a]	1,314,896
Schulman (A.)	24,900	553,403
Schweitzer-Mauduit International	15,700	866,640
Solutia	152,600 [a]	2,311,890
Thompson Creek Metals	65,100 [a]	641,235
Zoltek	13,200 [a]	126,324
		14,612,883
Producer Durables—5.7%
Actuant, Cl. A	35,400	715,788
Atlas Air Worldwide Holdings	18,900 [a]	987,903
Avery Dennison	30,300	1,035,655
Brink’s	28,400	643,828
Bristow Group	21,400 [a]	695,500
Curtiss-Wright	18,700	619,344
EnerSys	31,600 [a]	711,000
Force Protection	106,300 [a]	472,504
Hawaiian Holdings	101,800 [a]	724,816

Common Stocks (continued)		Shares	Value ($)
Producer Durables (continued)
Intermec		30,500 [a]	336,720
Old Dominion Freight Line		18,300 [a]	652,212
Orbital Sciences		44,784 [a]	710,722
Orion Marine Group		29,600 [a]	449,920
Sealed Air		52,800	1,100,352
Sterling Construction		21,900 [a]	360,036
Team		26,500 [a]	398,560
Tennant		13,000	435,370
			11,050,230
Utilities—1.7%
Cleco		31,700	839,099
CMS Energy		37,400	549,032
OGE Energy		12,900	470,076
Southwest Gas		20,800	616,096
Zoran		81,400 [a]	786,324
			3,260,627

Total Investments (cost $173,698,077)		96.8%	188,598,444
Cash and Receivables (Net)		3.2%	6,223,735
Net Assets		100.0%	194,822,179

a Non-income producing security.

Portfolio Summary (Unaudited)†
	Value (%)		Value (%)
Information Technology	18.4	Energy	6.0
Financial	16.8	Producer Durables	5.7
Consumer Discretionary	14.9	Consumer Staples	3.0
Industrial	13.3	Utilities	1.7
Health Care	9.5
Materials	7.5		96.8

† Based on net assets.
See notes to financial statements.

The Fund 15

STATEMENT OF ASSETS AND LIABILITIES
May 31, 2010 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments		173,698,077	188,598,444
Cash			4,659,337
Receivable for investment securities sold			2,739,306
Receivable for shares of Common Stock subscribed			318,275
Dividends receivable			195,068
Prepaid expenses			18,505
			196,528,935
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			228,791
Payable for investment securities purchased			1,403,513
Payable for shares of Common Stock redeemed			16,990
Accrued expenses			57,462
			1,706,756
Net Assets ($)			194,822,179
Composition of Net Assets ($):
Paid-in capital			175,548,632
Accumulated distribution in excess of investment income—net			(101,656)
Accumulated net realized gain (loss) on investments			4,474,836
Accumulated net unrealized appreciation
(depreciation) on investments			14,900,367
Net Assets ($)			194,822,179

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	7,457,494	888,379	186,476,306
Shares Outstanding	419,969	50,581	10,467,375
Net Asset Value Per Share ($)	17.76	17.56	17.82

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended May 31, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $389 foreign taxes withheld at source)	745,694
Expenses:
Management fee—Note 3(a)	674,528
Custodian fees—Note 3(c)	89,776
Professional fees	36,469
Registration fees	33,598
Prospectus and shareholders’ reports	16,413
Shareholder servicing costs—Note 3(c)	10,763
Directors’ fees and expenses—Note 3(d)	4,112
Distribution fees—Note 3(b)	2,898
Loan commitment fees—Note 2	771
Miscellaneous	9,086
Total Expenses	878,414
Less—reduction in management fee due to undertaking—Note 3(a)	(27,373)
Less—reduction in fees due to earnings credits—Note 1(b)	(2)
Net Expenses	851,039
Investment (Loss)—Net	(105,345)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	4,633,563
Net unrealized appreciation (depreciation) on investments	12,146,149
Net Realized and Unrealized Gain (Loss) on Investments	16,779,712
Net Increase in Net Assets Resulting from Operations	16,674,367

See notes to financial statements.

The Fund 17

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2010	Year Ended
	(Unaudited)	November 30, 2009
Operations ($):
Investment income (loss)—net	(105,345)	31,580
Net realized gain (loss) on investments	4,633,563	41,230
Net unrealized appreciation
(depreciation) on investments	12,146,149	2,754,218
Net Increase (Decrease) in Net Assets
Resulting from Operations	16,674,367	2,827,028
Dividends to Shareholders from ($):
Investment income—net:
Class I Shares	(30,748)	—
Net realized gain on investments:
Class A Shares	(12,873)	—
Class C Shares	(1,273)	—
Class I Shares	(185,975)	—
Total Dividends	(230,869)	—
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	151,521	5,163,231
Class C Shares	215,393	512,567
Class I Shares	119,450,671	62,682,484
Dividends reinvested:
Class A Shares	393	—
Class C Shares	25	—
Class I Shares	93,789	—
Cost of shares redeemed:
Class A Shares	(14,338)	—
Class C Shares	(40,035)	—
Class I Shares	(11,763,850)	(900,198)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	108,093,569	67,458,084
Total Increase (Decrease) in Net Assets	124,537,067	70,285,112
Net Assets ($):
Beginning of Period	70,285,112	—
End of Period	194,822,179	70,285,112
Undistributed (distribution in excess of)
investment income—net	(101,656)	34,437

	Six Months Ended
	May 31, 2010	Year Ended
	(Unaudited)	November 30, 2009
Capital Share Transactions:
Class A
Shares sold	8,165	412,597
Shares issued for dividends reinvested	24	—
Shares redeemed	(817)	—
Net Increase (Decrease) in Shares Outstanding	7,372	412,597
Class C
Shares sold	11,894	40,791
Shares issued for dividends reinvested	1	—
Shares redeemed	(2,105)	—
Net Increase (Decrease) in Shares Outstanding	9,790	40,791
Class I
Shares sold	6,974,628	4,211,462
Shares issued for dividends reinvested	5,573	—
Shares redeemed	(661,888)	(62,400)
Net Increase (Decrease) in Shares Outstanding	6,318,313	4,149,062

See notes to financial statements.

The Fund 19

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2010	Year Ended
Class A Shares	(Unaudited)	November 30, 2009[a]
Per Share Data ($):
Net asset value, beginning of period	15.24	12.50
Investment Operations:
Investment (loss)—net[b]	(.03)	(.00)[c]
Net realized and unrealized
gain (loss) on investments	2.58	2.74
Total from Investment Operations	2.55	2.74
Distributions:
Dividends from net realized gain on investments	(.03)	—
Net asset value, end of period	17.76	15.24
Total Return (%)[d,e]	16.75	21.92
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[f]	1.41	2.94
Ratio of net expenses to average net assets[f]	1.37	1.40
Ratio of net investment (loss)
to average net assets[f]	(.39)	(.02)
Portfolio Turnover Rate[e]	28.76	48.43
Net Assets, end of period ($ x 1,000)	7,457	6,289

a	From December 17, 2008 (commencement of operations) to November 30, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
[d]	Exclusive of sales charge.
e	Not annualized.
f	Annualized.
See notes to financial statements.

	Six Months Ended
	May 31, 2010	Year Ended
Class C Shares	(Unaudited)	November 30, 2009[a]
Per Share Data ($):
Net asset value, beginning of period	15.13	12.50
Investment Operations:
Investment (loss)—net[b]	(.10)	(.10)
Net realized and unrealized
gain (loss) on investments	2.56	2.73
Total from Investment Operations	2.46	2.63
Distributions:
Dividends from net realized gain on investments	(.03)	—
Net asset value, end of period	17.56	15.13
Total Return (%)[c,d]	16.35	21.04
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	2.18	3.70
Ratio of net expenses to average net assets[e]	2.13	2.15
Ratio of net investment (loss)
to average net assets[e]	(1.15)	(.77)
Portfolio Turnover Rate[d]	28.76	48.43
Net Assets, end of period ($ x 1,000)	888	617

a	From December 17, 2008 (commencement of operations) to November 30, 2009.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.
See notes to financial statements.

The Fund 21

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2010	Year Ended
Class I Shares	(Unaudited)	November 30, 2009[a]
Per Share Data ($):
Net asset value, beginning of period	15.28	12.50
Investment Operations:
Investment income (loss)—net[b]	(.01)	.03
Net realized and unrealized
gain (loss) on investments	2.58	2.75
Total from Investment Operations	2.57	2.78
Distributions:
Dividends from investment income—net	(.00)[c]	—
Dividends from net realized gain on investments	(.03)	—
Total Distributions	(.03)	—
Net asset value, end of period	17.82	15.28
Total Return (%)[d]	16.86	22.24
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets[e]	1.15	1.91
Ratio of net expenses to average net assets[e]	1.12	1.15
Ratio of net investment income
(loss) to average net assets[e]	(.12)	.26
Portfolio Turnover Rate[d]	28.76	48.43
Net Assets, end of period ($ x 1,000)	186,476	63,379

a	From December 17, 2008 (commencement of operations) to November 30, 2009.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
[d]	Not annualized.
e	Annualized.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Select Managers Small Cap Value Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund. The fund’s investment objective seeks capital appreciation.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary ofThe Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. EACM Advisors LLC (“EACM”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s portfolio allocation manager. Thompson, Seigel and Walmsley, LLC (“TS&W”), Walthausen & Co., LLC (“Walthausen”), Riverbridge Partners, LLC (“Riverbridge”), and Neuberger Berman Management LLC (“Neuberger Berman”) serve as the fund’s sub-investment advisers, each managing an allocated portion of the fund’s portfolio.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of May 31, 2010, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 400,000 Class A and 40,000 Class C shares.

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010, in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	184,158,649	—	—	184,158,649
Equity Securities—
Foreign†	4,439,795	—	—	4,439,795

† See Statement of Investments for industry classification.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

The period ended November 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with Dreyfus, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, until April 1, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that annual fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.15% of the value of the fund’s average daily net assets.The reduction in management fee, pursuant to the undertaking, amounted to $27,373 during the period ended May 31, 2010.

Pursuant to separate Sub-Investment Advisory Agreements (each, a “Sub-Investment Advisory Agreement”) between Dreyfus and each of TS&W, Walthausen, Riverbridge, and Neuberger Berman, each Sub-Investment Advisory Agreement will continue for successive annual periods ended November 30, 2010 except the Sub-Investment Advisory Agreement with Neuberger Berman which has an initial term extending to November 30, 2011. Dreyfus pays TS&W, Walthausen, Riverbridge, and Neuberger Berman separate monthly fees at an annual percentage rate based on the average daily net assets of the fund under the Sub-Adviser’s Management.

During the period ended May 31, 2010, the Distributor retained $292 from commissions earned on sales of the fund’s Class A shares and $31 from CDSCs on redemptions of the fund’s Class C Shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended May 31, 2010, Class C shares were charged $2,898 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A and Class C shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these

The Fund 29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2010, Class A and Class C shares were charged $9,013 and $966, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2010, the fund was charged $335 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2010, the fund was charged $31 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $2.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2010, the fund was charged $89,776 pursuant to the custody agreement.

During the period ended May 31, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $148,663, Rule 12b-1 distribution plan fees $574, shareholder services plan fees $1,800, custodian fees $74,008, chief compliance officer fees $3,656 and transfer agency per account fees $90.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2010, amounted to $145,039,877 and $40,471,371, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended May 31, 2010. These disclosures did not impact the notes to the financial statements.

At May 31, 2010, accumulated net unrealized appreciation on investments was $14,900,367, consisting of $22,113,097 gross unrealized appreciation and $7,212,730 gross unrealized depreciation.

At May 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Subsequent Event:

On July 19, 2010, the fund’s board approved Lombardia Capital Partners, LLC as an additional sub-adviser to the fund, effective on or about July 30, 2010.

The Fund 31

INFORMATION ABOUT THE REVIEW AND APPROVAL OF AN
ADDITIONAL SUB-INVESTMENT ADVISORY AGREEMENT

At a meeting of the fund’s Board of Directors held on November 9-10, 2009, the Board considered, through the initial renewal date of November 30, 2011, the initial approval of a Sub-Investment Advisory Agreement with Neuberger Berman Management LLC (“Neuberger” or the “Sub-Adviser”), pursuant to which the Sub-Adviser would serve as an additional sub-investment adviser to the fund and provide day-today management of a percentage of the fund’s portfolio. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940,as amended) of the fund,were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Manager.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Fund. The Board members received a presentation from representatives of the Sub-Adviser, regarding services to be provided to the fund and discussed the nature, extent, and quality of the services provided to the fund pursuant to Dreyfus’ Sub-Investment Advisory Agreement with Neuberger. The Board members considered the Sub-Adviser’s research, portfolio management capabilities and performance history.

Comparative Analysis of the Fund’s Sub-Advisory Fee. The Board discussed with representatives of the Manager, EACM, the fund’s Portfolio Allocation Manager, and the Sub-Adviser the investment strategy to be employed by the Sub-Adviser in the management of its portion of the fund’s assets.The Board members were provided with information regarding the Sub-Adviser’s experience, philosophy and process with respect to small cap value equity investing.

The Manager’s representatives also provided information regarding the fees charged to institutional separate accounts and commingled funds managed by the Sub-Adviser (the “Similar Accounts”) that have similar investment objectives and policies as the fund. These fees were higher than the fees proposed to be charged for the fund.

Potential Benefits; Profitability.The Board members considered potential benefits to the Sub-Adviser from acting in its capacity. Since the Manager, and not the fund, will pay the Sub-Adviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Sub-Adviser’s profitability to be relevant.

At the conclusion of these discussions, each of the Board members expressed the opinion that he or she had been furnished with sufficient information to make an informed business decision with respect to the approval of fund’s Sub-Investment Advisory Agreement. Based on the discussions and considerations of the Board members as described above, the Board made the following conclusions and determinations.

  The Board concluded that the nature, extent, and quality of the services to be provided by the Sub-Adviser are adequate and appropriate in light of Neuberger’s experience in managing small cap value equity assets, Neuberger’s portfolio management and credit research resources to be applied in managing the fund’s portfolio, and EACM’s recommendation to engage Neuberger.

  The Board concluded that the fee to be paid by Dreyfus to Neuberger is reasonable and appropriate and that considerations of profitability and economies of scale were not relevant to this determination.

The Board members considered these conclusions and determinations and, without any one factor being dispositive, determined that approval of the fund’s Sub-Investment Advisory Agreement was in the best interests of the fund and its shareholders.

The Fund 33

For More Information

Dreyfus Select Managers Small Cap Value Fund
200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Portfolio Allocation Manager

EACM Advisors LLC
200 Connecticut Avenue
Norwalk, CT 06854-1958

Sub-Investment Advisers

Thompson, Siegel and Walmsley, LLC
6806 Paragon Place, Suite 300
Richmond, VA 23230

Walthausen & Co., LLC
9 Executive Park Drive, Suite B
Clifton Park, NY 12065

Sub-Investment Advisers (continued)

Riverbridge Partners, LLC
801 Nicollet Mall
Midwest Plaza West, Suite 600
Minneapolis, MN 55402

Neuberger Berman Management LLC
605 Third Avenue
New York, NY 10158

Custodian

The Bank of New York Mellon
One Wall Street
New York, NY 10286

Transfer Agent & Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DMVAX	Class C: DMECX	Class I: DMVIX

Telephone Call your financial representative or 1-800-554-4611

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities is available at http://www.dreyfus.com and on the SEC's website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2010 MBSC Securities Corporation

6246SA0510

Dreyfus

U.S. Equity Fund

SEMIANNUAL REPORT May 31, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus
U.S. Equity Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus U.S. Equity Fund, covering the six-month period from December 1, 2009, through May 31, 2010.

Psychology historically has played an important role in how investors—especially individual investors—perceive the financial markets and make asset allocation decisions. Unlike the purely rational investor who, in an ideal world, would seek investments that potentially can deliver the best risk/return characteristics, the everyday investor typically has been influenced by emotions. Currently, investors’ emotions appear to be deeply divided, with a large number still seeking low risk investments (such as cash instruments), and others favoring higher risk investments (such as smaller-cap and emerging market stocks). Meanwhile, investment classes in the middle of the risk spectrum seemingly have been largely avoided.

It is important to note that investor sentiment often lags the economic cycle.That’s why we continue to stress the importance of a long-term, well balanced asset allocation strategy that can help cushion the volatility produced by the emotional swings of the financial markets. If you have not revisited your investment portfolio recently, we urge you to speak with your financial advisor about taking advantage of long-term market fundamentals rather than remaining susceptible to the effects of emotional reactions to short-term developments.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2009, through May 31, 2010, as provided by Jane Henderson and Roy Leckie of Walter Scott & Partners Limited (Walter Scott), Sub-investment adviser

Fund and Market Performance Overview

For the six-month period ended May 31, 2010, Dreyfus U.S. Equity Fund’s Class A shares achieved a return of 0.92%, Class C shares returned 0.52% and Class I shares returned 1.03%.1 In comparison, the fund’s benchmark index, the Morgan Stanley Capital International USA Index (the “MSCI USA Index”), achieved a 0.22% return over the same period.2

The U.S. stock market achieved modest gains amid a subpar economic recovery during the reporting period. The fund produced returns that were slightly higher than its benchmark, mainly because our bottom-up security selection strategy allowed us to avoid some of the market volatility.

The Fund’s Investment Approach

The fund seeks long-term real return by investing in stocks of companies that are located in the United States.When selecting stocks,Walter Scott seeks companies with fundamental strengths that indicate the potential for sustainable growth. The firm focuses on individual stock selection through extensive fundamental research. Candidates are initially selected for research if they meet certain broad absolute and trend criteria. Financial statements are analyzed in an effort to identify the nature of their operating margins and to understand the variables that add value to their businesses. Companies meeting the financial criteria are subjected to a detailed investigation of their products, costs and pricing, competition, industry position and outlook.

U.S. Stocks Produced Modest Gains

The reporting period began in the midst of an economic recovery and stock market rally as improved manufacturing activity and an apparent bottoming of residential housing prices helped boost confidence among

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

businesses, consumers and investors. However, in early 2010, several developments appeared to threaten the economic rebound. First, Europe was roiled by a sovereign debt crisis when Greece and other peripheral members of the European Union found themselves unable to finance heavy debt burdens. Meanwhile, robust economic growth in China, one of the primary engines of the global economic recovery,seemed to spark local inflationary pressures, and investors grew worried that remedial measures might dampen the region’s growth. Finally, a stubbornly high unemployment rate and ongoing troubles in domestic housing markets produced economic headwinds in the United States. Consequently, by the end of the reporting period, U.S. stocks gave back most of the gains made during the rally from early February to mid-April.

Lack of Financial Stocks Undermined Fund Performance

In the midst of heightened market volatility, our bottom-up security selection process led us to those areas of the market where companies and industry groups displayed sound business fundamentals and proved relatively resistant to economic headwinds.We found very few opportunities meeting these criteria in the U.S. financial sector, which in the year prior to the reporting period had suffered the bankruptcies or distressed acquisitions of several major financial institutions. However,lack of exposure to financial companies prevented the fund from participating in the rebound of many of the sector’s surviving members. Despite a number of ongoing challenges, including uncertainty surrounding proposed regulatory reforms, a number of previously hard-hit U.S. banks and brokerage firms advanced relatively strongly during the reporting period.

The fund also suffered from its overweight exposure to the health care sector. However, the adverse effects of this allocation position were offset to a substantial degree by better-than-average results from our security selection strategy, as fund holdings such as cancer therapy and X-ray products provider Varian Medical Systems and respiratory equipment maker Resmed gained value. Our stock selection strategy proved especially effective in the industrials sector, where construction supplies provider Fastenal and aircraft manufacturer Boeing posted gains. Entertainment technology developer Dolby Laboratories ranked as the fund’s top individual performer during the reporting period.

4

The fund encountered disappointments in a handful of individual holdings. Agricultural giant Monsanto lost value due to intensifying competition and pricing pressure in its chemicals business.Biotechnology firm Gilead Sciences reported quarterly financial results that fell slightly short of analysts’ expectations. Telecommunications company QUAL-COMM saw a modest decrease in licensing fees for its widely adopted mobile phone technology.

Finding Opportunities One Stock at a Time

We have maintained a cautious posture with regard to recent volatility in the U.S. stock market. We are especially concerned about the potential impact on U.S. business of ongoing turmoil in Europe, which as of the reporting period’s end is exploring ways to prevent the spread of its debt crisis to additional eurozone nations.

Nonetheless, our stock selection process has continued to find attractive opportunities among individual companies across a variety of market sectors. Indeed, if security selection becomes a more critical determinant of stock market performance, as we believe it will, the fund’s focus on extensive fundamental research could be particularly well suited to the upcoming investment environment.

June 15, 2010

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

1

Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through April 1, 2011, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2

SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International USA (MSCI USA) Index is an unmanaged, market capitalization weighted index that is designed to measure the performance of publicly traded stocks issued by companies in the United States. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus U.S. Equity Fund from December 1, 2009 to May 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.01	$ 10.75	$ 5.76
Ending value (after expenses)	$1,009.20	$1,005.20	$1,010.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 7.04	$ 10.80	$ 5.79
Ending value (after expenses)	$1,017.95	$1,014.21	$1,019.20

† Expenses are equal to the fund’s annualized expense ratio of 1.40% for Class A, 2.15% for Class C and 1.15%
for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

May 31, 2010 (Unaudited)

Common Stocks—89.6%	Shares	Value ($)
Consumer Discretionary—12.7%
Gymboree	8,700 [a]	387,846
McDonald’s	7,100	474,777
NIKE, Cl. B	6,000	434,280
Panera Bread, Cl. A	5,100 [a]	412,233
Starbucks	17,100	442,719
TJX Cos.	10,700	486,422
		2,638,277
Consumer Staples—7.9%
Colgate-Palmolive	5,300	413,877
PepsiCo	6,800	427,652
Wal-Mart Stores	8,000	404,480
Walgreen	12,100	387,684
		1,633,693
Energy—8.4%
Apache	4,200	376,068
CARBO Ceramics	3,300	213,510
EOG Resources	3,860	404,682
Occidental Petroleum	4,800	396,048
Schlumberger	6,450	362,168
		1,752,476
Health Care—19.8%
Abbott Laboratories	7,800	370,968
C.R. Bard	5,750	465,577
Celgene	7,200 [a]	379,872
Covance	7,100 [a]	374,596
Gilead Sciences	11,000 [a]	395,120
Johnson & Johnson	6,300	367,290
Medtronic	10,000	391,800
Resmed	8,300 [a]	521,987
Stryker	8,000	424,240
Varian Medical Systems	8,200 [a]	410,738
		4,102,188

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Industrial—12.8%
Boeing	7,200	462,096
C.H. Robinson Worldwide	7,100	412,581
Donaldson	10,200	440,130
Fastenal	9,300	469,092
Precision Castparts	3,960	462,132
Rockwell Collins	7,100	414,214
		2,660,245
Materials—2.7%
Ecolab	9,500	448,685
Monsanto	2,400	122,088
		570,773
Technology—25.3%
Adobe Systems	12,800 [a]	410,624
Amphenol, Cl. A	11,200	474,880
Automatic Data Processing	10,900	445,592
Cisco Systems	16,100 [a]	372,876
Dolby Laboratories, Cl. A	5,900 [a]	389,459
FLIR Systems	16,200 [a]	461,538
Google, Cl. A	760 [a]	368,737
Intel	20,100	430,542
MasterCard, Cl. A	1,770	357,133
Microsoft	15,000	387,000
Oracle	18,200	410,774
Paychex	13,900	396,706
QUALCOMM	9,900	352,044
		5,257,905
Total Common Stocks
(cost $19,119,101)		18,615,557

8

Other Investment—8.8%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,837,000)	1,837,000 [b]	1,837,000

Total Investments (cost $20,956,101)	98.4%	20,452,557
Cash and Receivables (Net)	1.6%	320,675
Net Assets	100.0%	20,773,232

a Non-income producing security.
b Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Technology	25.3	Energy	8.4
Health Care	19.8	Consumer Staples	7.9
Industrial	12.8	Materials	2.7
Consumer Discretionary	12.7
Money Market Investment	8.8		98.4

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2010 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		19,119,101	18,615,557
Affiliated issuers		1,837,000	1,837,000
Cash			982,904
Receivable for shares of Common Stock subscribed			1,158,500
Dividends and interest receivable			22,267
Prepaid expenses			25,004
			22,641,232
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			14,628
Payable for investment securities purchased			1,825,781
Accrued expenses			27,591
			1,868,000
Net Assets ($)			20,773,232
Composition of Net Assets ($):
Paid-in capital			21,491,996
Accumulated undistributed investment income—net			8,614
Accumulated net realized gain (loss) on investments			(223,834)
Accumulated net unrealized appreciation
(depreciation) on investments			(503,544)
Net Assets ($)			20,773,232

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	3,928,284	526,451	16,318,497
Shares Outstanding	333,753	45,221	1,385,012
Net Asset Value Per Share ($)	11.77	11.64	11.78

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	65,307
Affiliated issuers	532
Total Income	65,839
Expenses:
Management fee—Note 3(a)	32,115
Auditing fees	18,912
Registration fees	17,691
Shareholder servicing costs—Note 3(c)	6,094
Prospectus and shareholders’ reports	3,192
Distribution fees—Note 3(b)	2,001
Legal fees	1,472
Custodian fees—Note 3(c)	1,299
Directors’ fees and expenses—Note 3(d)	298
Loan commitment fees—Note 2	82
Miscellaneous	3,981
Total Expenses	87,137
Less—reduction in management fee due to undertaking—Note 3(a)	(30,002)
Less—reduction in fees due to earnings credits—Note 1(b)	(2)
Net Expenses	57,133
Investment Income—Net	8,706
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	(37,760)
Net unrealized appreciation (depreciation) on investments	(503,927)
Net Realized and Unrealized Gain (Loss) on Investments	(541,687)
Net Decrease in Net Assets Resulting from Operations	(532,981)

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2010	Year Ended
	(Unaudited)	November 30, 2009[a]
Operations ($):
Investment income—net	8,706	16,389
Net realized gain (loss) on investments	(37,760)	(120,977)
Net unrealized appreciation
(depreciation) on investments	(503,927)	1,289,284
Net Increase (Decrease) in Net Assets
Resulting from Operations	(532,981)	1,184,696
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(5,953)	(8,282)
Class I Shares	(7,079)	(1,800)
Class T Shares	—	(520)
Total Dividends	(13,032)	(10,602)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	43,084	589,868
Class C Shares	27,800	21,427
Class I Shares	15,235,780	1,270,836
Dividends reinvested:
Class A Shares	183	162
Class I Shares	5,399	—
Cost of shares redeemed:
Class A Shares	(25,155)	(163,960)
Class C Shares	(5)	—
Class I Shares	(218,382)	(8,622)
Class T Shares	—	(357,200)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	15,068,704	1,352,511
Total Increase (Decrease) in Net Assets	14,522,691	2,526,605
Net Assets ($):
Beginning of Period	6,250,541	3,723,936
End of Period	20,773,232	6,250,541
Undistributed investment income—net	8,614	12,940

12

	Six Months Ended
	May 31, 2010	Year Ended
	(Unaudited)	November 30, 2009[a]
Capital Share Transactions:
Class Ab
Shares sold	3,450	63,854
Shares issued for dividends reinvested	15	18
Shares redeemed	(2,126)	(17,796)
Net Increase (Decrease) in Shares Outstanding	1,339	46,076
Class C
Shares sold	2,301	1,812
Shares redeemed	0[c]	—
Net Increase (Decrease) in Shares Oustanding	2,301	1,812
Class I
Shares sold	1,243,181	120,473
Shares issued for dividends reinvested	447	—
Shares redeemed	(18,358)	(731)
Net Increase (Decrease) in Shares Outstanding	1,225,270	119,742
Class Tb
Shares redeemed	—	(40,000)

a Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.
b On the close of business on February 4, 2009, 40,000 Class T shares representing $357,200 were converted to
40,000 Class A shares.
c Amount represents less than one share.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	May 31, 2010	Year Ended November 30,
Class A Shares	(Unaudited)	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	11.68	9.14	12.50
Investment Operations:
Investment income—net[b]	.01	.04	.02
Net realized and unrealized
gain (loss) on investments	.10	2.53	(3.38)
Total from Investment Operations	.11	2.57	(3.36)
Distributions:
Dividends from investment income—net	(.02)	(.03)	—
Net asset value, end of period	11.77	11.68	9.14
Total Return (%)[c]	.92[d]	28.19	(26.88)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.25[e]	4.65	4.54[e]
Ratio of net expenses to average net assets	1.40[e]	1.40	1.40[e]
Ratio of net investment income
to average net assets	.10[e]	.42	.33[e]
Portfolio Turnover Rate	11.29[d]	31.79	7.98[d]
Net Assets, end of period ($ x 1,000)	3,928	3,884	2,618

a	From May 30, 2008 (commencement of operations) to November 30, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.

See notes to financial statements.

14

	Six Months Ended
	May 31, 2010	Year Ended November 30,
Class C Shares	(Unaudited)	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	11.58	9.11	12.50
Investment Operations:
Investment (loss)—net[b]	(.04)	(.03)	(.02)
Net realized and unrealized
gain (loss) on investments	.10	2.50	(3.37)
Total from Investment Operations	.06	2.47	(3.39)
Net asset value, end of period	11.64	11.58	9.11
Total Return (%)[c]	.52[d]	27.11	(27.12)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.00[e]	5.83	6.30[e]
Ratio of net expenses to average net assets	2.15[e]	2.15	2.14[e]
Ratio of net investment (loss)
to average net assets	(.65)[e]	(.27)	(.41)[e]
Portfolio Turnover Rate	11.29[d]	31.79	7.98[d]
Net Assets, end of period ($ x 1,000)	526	497	374

a	From May 30, 2008 (commencement of operations) to November 30, 2008.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	May 31, 2010	Year Ended November 30,
Class I Shares	(Unaudited)	2009	2008[a]
Per Share Data ($):
Net asset value, beginning of period	11.70	9.16	12.50
Investment Operations:
Investment income—net[b]	.02	.05	.03
Net realized and unrealized
gain (loss) on investments	.10	2.54	(3.37)
Total from Investment Operations	.12	2.59	(3.34)
Distributions:
Dividends from investment income—net	(.04)	(.05)	—
Net asset value, end of period	11.78	11.70	9.16
Total Return (%)	1.03[c]	28.36	(26.72)[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.69[d]	3.77	5.25[d]
Ratio of net expenses to average net assets	1.15[d]	1.15	1.14[d]
Ratio of net investment income
to average net assets	.41[d]	.54	.59[d]
Portfolio Turnover Rate	11.29[c]	31.79	7.98[c]
Net Assets, end of period ($ x 1,000)	16,318	1,870	366

a	From May 30, 2008 (commencement of operations) to November 30, 2008.
b	Based on average shares outstanding at each month end.
c	Not annualized.
[d]	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus U.S. Equity Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund. The fund’s investment objective seeks long-term total return. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.Walter Scott & Partners Limited (“Walter Scott”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares: Class A, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) on Class C shares redeemed within one year of purchase. Class I shares are sold primarily to bank trust departments and other financial service providers (including The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no distribution or shareholder services fees. Class I shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of May 31, 2010, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held 320,000 Class A shares and 40,000 Class C shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official

18

closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value,the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	18,615,557	—	—	18,615,557
Mutual Funds	1,837,000	—	—	1,837,000

† See Statement of Investments for industry classification

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in

20

the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended May 31, 2010 were as follows:

Affiliated
Investment	Value			Value	Net
Company	11/30/2009 ($)	Purchases ($)	Sales ($)	5/31/2010 ($) Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund 186,000		11,803,000	10,152,000	1,837,000	8.8

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the two-year periods ended November 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $147,556 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2009. If not applied, $47,276 of the carryover expires in fiscal 2016 and $100,280 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2009 was as follows: ordinary income $10,602.The tax character of current year distributions will be determined at the end of the current fiscal year.

22

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, until April 1, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that annual fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.15% of the value of the fund’s average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $30,002 during the period ended May 31, 2010.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual percentage of the fund’s average daily net assets.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

net assets of Class C shares. During the period ended May 31, 2010, Class C shares were charged $2,001, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A and Class C shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2010, Class A and Class C shares were charged $5,021 and $667, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2010, the fund was charged $224 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2010, the fund was charged $25 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $2.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2010, the fund was charged $1,299 pursuant to the custody agreement.

24

During the period ended May 31, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $10,015, Rule 12b-1 distribution plan fees $345, shareholder services plan fees $972, custodian fees $800, chief compliance officer fees $3,656 and transfer agency per account fees $96, which are offset against an expense reimbursement currently in effect in the amount of $1,256.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2010, amounted to $14,065,379 and $994,674, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended May 31, 2010. These disclosures did not impact the notes to the financial statements.

At May 31, 2010, accumulated net unrealized depreciation on investments was $503,544, consisting of $329,640 gross unrealized appreciation and $833,184 gross unrealized depreciation.

At May 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 25

Global Stock Fund

SEMIANNUAL REPORT May 31, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Global Stock Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present this semiannual report for Global Stock Fund, covering the six-month period from December 1, 2009, through May 31, 2010.

Psychology historically has played an important role in how investors—especially individual investors—perceive the financial markets and make asset allocation decisions. Unlike the purely rational investor who, in an ideal world, would seek investments that potentially can deliver the best risk/return characteristics, the everyday investor typically has been influenced by emotions. Currently, investors’ emotions appear to be deeply divided, with a large number still seeking low risk investments (such as cash instruments), and others favoring higher risk investments (such as smaller-cap and emerging market stocks). Meanwhile, investment classes in the middle of the risk spectrum seemingly have been largely avoided.

It is important to note that investor sentiment often lags the economic cycle.That’s why we continue to stress the importance of a long-term, well balanced asset allocation strategy that can help cushion the volatility produced by the emotional swings of the financial markets. If you have not revisited your investment portfolio recently, we urge you to speak with your financial advisor about taking advantage of long-term market fundamentals rather than remaining susceptible to the effects of emotional reactions to short-term developments.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2009, through May 31, 2010, as provided by Jane Henderson and Roy Leckie of Walter Scott & Partners Limited (Walter Scott), Sub-investment adviser

Fund and Market Performance Overview

For the six-month period ended May 31, 2010, Global Stock Fund’s Class A shares achieved a return of –4.06%, Class C shares returned –4.45% and Class I shares returned –3.88%.1 In comparison, the fund’s benchmark index, the Morgan Stanley Capital International World Index (the “MSCI World Index”), achieved a –4.92% return over the same period.2

Global stock markets gave back a portion of the gains achieved in earlier reporting periods as a sovereign debt crisis in Europe and inflation fears in China raised global economic concerns. The fund produced returns that were modestly better than its benchmark, mainly due to the relative success of our stock selection in Europe and Japan.

The Fund’s Investment Approach

The fund seeks long-term real return by investing in stocks of companies that are located in the world’s developed markets.When selecting stocks, Walter Scott seeks companies with fundamental strengths that indicate the potential for sustainable growth.The firm focuses on individual stock selection through extensive fundamental research. Candidates are initially selected for research if they meet certain broad absolute and trend criteria. Financial statements are analyzed in an effort to identify the nature of their operating margins and to understand the variables that add value to their businesses. Companies meeting the financial criteria are subjected to a detailed investigation of their products, cost and pricing, competition, industry position and outlook.

Global Equity Markets Produced Mixed Results

The reporting period saw the continuation of a worldwide economic recovery that began earlier in 2009. Although unemployment rates

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

remained high in many developed nations, robust economic growth in the emerging markets and, to a lesser extent, the United States supported greater manufacturing activity and rising commodity prices. However, the positive effects of the global economic recovery were offset during the reporting period by a burgeoning sovereign debt crisis in Greece and other parts of Europe. In addition, investors worried that potential inflationary pressures in China might dampen economic growth in Asia, and high unemployment rates continued to weigh on the domestic economic rebound in the United States. As a result, global stock markets generally gave back a portion of the gains made during the rally from early February to mid-April.

As was the case since the global stock market rally began, investors typically continued to search for bargains among lower-quality stocks. Although investors appeared to pay more attention to underlying business fundamentals over the first five months of 2010, this shift proved tentative due to ongoing economic uncertainty.

Stock Selection Strategy Enhanced Fund Returns

In the midst of heightened market volatility, we found relatively few new opportunities meeting our investment criteria in continental Europe, and underweighted exposure to the region helped the fund avoid the brunt of instability there.The fund held particularly light positions in European banks, which generally suffered during the sovereign debt crisis. Conversely, the fund scored success with some European stocks that benefited from company-specific factors. For example pharmaceutical developer Novo Nordisk continues to benefit from the growing market of diabetes patients throughout the developed world, and apparel retailer Hennes & Mauritz demonstrated lower-than-expected sensitivity to economic headwinds as evidenced by improving operating results.The fund also fared relatively well in Japan, where an appreciating yen relative to the euro and U.S. dollar bolstered investment values for U.S. residents.

From a market sector perspective, the fund achieved strong results in the technology sector, where our bottom-up stock selection process identified a number of growing companies selling at attractive valuations. We especially favored larger technology companies with a

4

significant degree of pricing control, including Nintendo, Intel, Canon, Amphenol and Keyence.

The fund produced less favorable results compared to its benchmark in the United States, where some financial stocks we had avoided advanced relatively strongly. Generally underweighted exposure to the stronger-performing U.S. market also dampened relative performance, as did a handful of disappointments among consumer staples companies in the United States, France and the United Kingdom.

Finding Opportunities One Stock at a Time

We have maintained a cautious posture with regard to the world’s developed markets, which have continued to struggle with sub-par economic growth and heavy debt burdens.We are especially concerned about Europe, which as of the reporting period’s end is exploring ways to prevent the spread of its debt crisis to additional markets.

Nonetheless, our stock selection process has continued to find attractive opportunities among individual companies in a variety of regions. Indeed, if security selection becomes a more critical determinant of global market performance, as we believe it will, the fund’s focus on extensive fundamental research could be particularly well suited to the upcoming investment environment.

June 15, 2010

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.

1

Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.

2

SOURCE: LIPPER INC. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index of global stock market performance, including the United States, Canada, Europe, Australia, New Zealand and the Far East. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Global Stock Fund from December 1, 2009 to May 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 6.50	$ 10.29	$ 4.69
Ending value (after expenses)	$959.40	$955.50	$961.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 6.69	$ 10.60	$ 4.84
Ending value (after expenses)	$1,018.30	$1,014.41	$1,020.14

† Expenses are equal to the fund’s annualized expense ratio of 1.33% for Class A, 2.11% for Class C and .96%
for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

May 31, 2010 (Unaudited)

Common Stocks—95.2%	Shares	Value ($)
Australia—3.5%
CSL	237,500	6,365,021
Woodside Petroleum	161,532	5,878,395
		12,243,416
Brazil—1.9%
Petroleo Brasileiro, ADR	209,600	6,491,312
Canada—.9%
Suncor Energy	99,300	3,066,562
Denmark—1.8%
Novo Nordisk, Cl. B	79,000	6,091,507
France—3.7%
Cie Generale d’Optique
Essilor International	115,000	6,555,099
L’Oreal	66,100	6,194,695
		12,749,794
Hong Kong—8.6%
China Mobile	678,000	6,416,514
CLP Holdings	940,500	6,624,260
CNOOC	3,993,000	6,388,800
Hong Kong & China Gas	1,916,255	4,232,371
Hutchison Whampoa	899,000	5,593,136
		29,255,081
Japan—18.5%
Canon	157,800	6,500,506
Chugai Pharmaceutical	371,100	6,580,279
Daikin Industries	183,200	6,045,540
Denso	174,200	4,704,224
Fanuc	64,400	6,807,656
Honda Motor	147,900	4,506,468
HOYA	180,000	4,217,358
Keyence	20,870	4,692,364
Mitsubishi Estate	372,000	5,691,915
Nintendo	24,300	7,184,952
Shin-Etsu Chemical	117,300	5,909,515
		62,840,777

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Spain—1.5%
Inditex	89,800	5,004,623
Sweden—1.3%
Hennes & Mauritz, Cl. B	78,300	4,434,794
Switzerland—5.2%
Nestle	150,000	6,780,538
Novartis	100,600	4,556,159
SGS	5,000	6,254,313
		17,591,010
United Kingdom—11.0%
BG Group	455,800	6,993,648
HSBC Holdings	734,400	6,667,578
Reckitt Benckiser Group	126,000	5,912,884
Standard Chartered	289,800	6,860,585
Tesco	1,051,000	6,255,934
WM Morrison Supermarkets	1,200,500	4,586,792
		37,277,421
United States—37.3%
Abbott Laboratories	145,600	6,924,736
Adobe Systems	213,700 [a]	6,855,496
Amphenol, Cl. A	85,000	3,604,000
Automatic Data Processing	145,400	5,943,952
C.R. Bard	79,700	6,453,309
Cisco Systems	247,100 [a]	5,722,836
EOG Resources	35,700	3,742,788
Fastenal	105,000	5,296,200
FLIR Systems	97,500 [a]	2,777,775
Gilead Sciences	178,400 [a]	6,408,128
Google, Cl. A	13,900 [a]	6,744,002
Intel	300,800	6,443,136
Johnson & Johnson	102,700	5,987,410
MasterCard, Cl. A	27,400	5,528,498
Medtronic	140,600	5,508,708
Microsoft	226,000	5,830,800
NIKE, Cl. B	94,300	6,825,434

8

Common Stocks (continued)	Shares	Value ($)
United States (continued)
Oracle	273,300	6,168,381
Precision Castparts	56,800	6,628,560
Schlumberger	103,200	5,794,680
Wal-Mart Stores	122,200	6,178,432
Walgreen	175,800	5,632,632
		126,999,893
Total Common Stocks
(cost $316,992,909)		324,046,190

Other Investment—4.0%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $13,550,000)	13,550,000 [b]	13,550,000

Total Investments (cost $330,542,909)	99.2%	337,596,190
Cash and Receivables (Net)	.8%	2,729,189
Net Assets	100.0%	340,325,379

ADR—American Depository Receipts
a Non-income producing security.
b Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Technology	22.9	Financial Services	5.6
Health Care	18.1	Money Market Investment	4.0
Consumer Staples	12.2	Utilities	3.2
Energy	11.3	Telecommunication Services	1.9
Industrial	10.8	Materials	1.7
Consumer Discretionary	7.5		99.2

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2010 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		316,992,909	324,046,190
Affiliated issuers		13,550,000	13,550,000
Cash			498,518
Cash denominated in foreign currencies		628,432	628,118
Dividends and interest receivable			1,231,789
Receivable for shares of Common Stock subscribed			1,152,182
Prepaid expenses			23,579
			341,130,376
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			315,496
Payable for shares of Common Stock redeemed			449,929
Accrued expenses			39,572
			804,997
Net Assets ($)			340,325,379
Composition of Net Assets ($):
Paid-in capital			330,364,493
Accumulated undistributed investment income—net			2,257,765
Accumulated net realized gain (loss) on investments			671,093
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			7,032,028
Net Assets ($)			340,325,379

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	23,443,693	7,065,895	309,815,791
Shares Outstanding	2,007,600	612,956	26,263,567
Net Asset Value Per Share ($)	11.68	11.53	11.80

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $263,499 foreign taxes withheld at source):
Unaffiliated issuers	3,887,396
Affiliated issuers	9,135
Total Income	3,896,531
Expenses:
Management fee—Note 3(a)	1,355,756
Custodian fees—Note 3(c)	96,021
Shareholder servicing costs—Note 3(c)	38,124
Professional fees	27,209
Registration fees	22,899
Distribution fees—Note 3(b)	15,285
Directors’ fees and expenses—Note 3(d)	6,689
Prospectus and shareholders’ reports	5,192
Loan commitment fees—Note 2	3,685
Miscellaneous	14,662
Total Expenses	1,585,522
Less—reduction in fees due to earnings credits—Note 1(c)	(20)
Net Expenses	1,585,502
Investment Income—Net	2,311,029
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	2,256,135
Net realized gain (loss) on forward foreign currency exchange contracts	46,260
Net Realized Gain (Loss)	2,302,395
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	(21,353,435)
Net unrealized appreciation (depreciation)
on forward foreign currency exchange contracts	2,460
Net Unrealized Appreciation (Depreciation)	(21,350,975)
Net Realized and Unrealized Gain (Loss) on Investments	(19,048,580)
Net Decrease in Net Assets Resulting from Operations	(16,737,551)

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2010	Year Ended
	(Unaudited)	November 30, 2009[a]
Operations ($):
Investment income—net	2,311,029	1,768,472
Net realized gain (loss) on investments	2,302,395	1,576,357
Net unrealized appreciation
(depreciation) on investments	(21,350,975)	55,758,267
Net Increase (Decrease) in Net Assets
Resulting from Operations	(16,737,551)	59,103,096
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(42,464)	(8,168)
Class C Shares	(427)	—
Class I Shares	(1,883,788)	(425,048)
Total Dividends	(1,926,679)	(433,216)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	18,820,157	6,212,436
Class C Shares	6,026,733	1,048,689
Class I Shares	81,386,101	170,474,722
Dividends reinvested:
Class A Shares	41,282	5,829
Class C Shares	288	—
Class I Shares	533,463	166,872
Cost of shares redeemed:
Class A Shares	(2,092,299)	(2,929,771)
Class C Shares	(307,844)	(230,707)
Class I Shares	(19,197,167)	(36,319,067)
Class T Shares	—	(18,311)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	85,210,714	138,410,692
Total Increase (Decrease) in Net Assets	66,546,484	197,080,572
Net Assets ($):
Beginning of Period	273,778,895	76,698,323
End of Period	340,325,379	273,778,895
Undistributed investment income—net	2,257,765	1,873,415

12

	Six Months Ended
	May 31, 2010	Year Ended
	(Unaudited)	November 30, 2009[a]
Capital Share Transactions:
Class Ab
Shares sold	1,503,459	565,715
Shares issued for dividends reinvested	3,318	628
Shares redeemed	(170,535)	(268,802)
Net Increase (Decrease) in Shares Outstanding	1,336,242	297,541
Class C
Shares sold	482,362	101,758
Shares issued for dividends reinvested	23	—
Shares redeemed	(24,687)	(25,194)
Net Increase (Decrease) in Shares Outstanding	457,698	76,564
Class I
Shares sold	6,406,630	16,917,733
Shares issued for dividends reinvested	42,507	17,847
Shares redeemed	(1,518,143)	(3,682,516)
Net Increase (Decrease) in Shares Outstanding	4,930,994	13,253,064
Class Tb
Shares redeemed	—	(2,220)

a Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.
b On the close of business on February 4, 2009, 2,220 Class T shares representing $18,311 were converted to 2,026
Class A shares.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2010	Year Ended November 30,
Class A Shares	(Unaudited)	2009	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period	12.23	8.91	13.73	12.50
Investment Operations:
Investment income—net[b]	.09	.06	.05	.04
Net realized and unrealized
gain (loss) on investments	(.58)	3.28	(4.70)	1.19
Total from Investment Operations	(.49)	3.34	(4.65)	1.23
Distributions:
Dividends from investment income—net	(.06)	(.02)	(.08)	—
Dividends from net realized
gain on investments	—	—	(.09)	—
Total Distributions	(.06)	(.02)	(.17)	—
Net asset value, end of period	11.68	12.23	8.91	13.73
Total Return (%)[c]	(4.06)[d]	37.57	(34.32)	9.92[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.33[e]	1.38	1.59	2.40[e]
Ratio of net expenses to average net assets	1.33[e,f]	1.38[f]	1.47	1.46[e]
Ratio of net investment income
to average net assets	1.43[e]	.53	.44	.29[e]
Portfolio Turnover Rate	7.33[d]	12.75	15.54	14.53[d]
Net Assets, end of period ($ x 1,000)	23,444	8,212	3,329	5,132

a	From December 29, 2006 (commencement of operations) to November 30, 2007.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

14

Six Months Ended
	May 31, 2010	Year Ended November 30,
Class C Shares	(Unaudited)	2009	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period	12.07	8.83	13.64	12.50
Investment Operations:
Investment income (loss)—net[b]	.05	(.01)	(.04)	(.06)
Net realized and unrealized
gain (loss) on investments	(.59)	3.25	(4.68)	1.20
Total from Investment Operations	(.54)	3.24	(4.72)	1.14
Distributions:
Dividends from investment income—net	(.00)[c]	—	—	—
Dividends from net realized
gain on investments	—	—	(.09)	—
Total Distributions	(.00)[c]	—	(.09)	—
Net asset value, end of period	11.53	12.07	8.83	13.64
Total Return (%)[d]	(4.45)[e]	36.69	(34.82)	9.12[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.11[f]	2.12	2.36	3.16[f]
Ratio of net expenses to average net assets	2.11[f,g]	2.09	2.22	2.20[f]
Ratio of net investment income
(loss) to average net assets	.81[f]	(.11)	(.29)	(.46)[f]
Portfolio Turnover Rate	7.33[e]	12.75	15.54	14.53[e]
Net Assets, end of period ($ x 1,000)	7,066	1,873	695	925

a	From December 29, 2006 (commencement of operations) to November 30, 2007.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
[d]	Exclusive of sales charge.
e	Not annualized.
f	Annualized.
g	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2010	Year Ended November 30,
Class I Shares	(Unaudited)	2009	2008	2007[a,b]
Per Share Data ($):
Net asset value, beginning of period	12.36	8.99	13.76	12.50
Investment Operations:
Investment income—net[c]	.09	.11	.10	.07
Net realized and unrealized
gain (loss) on investments	(.56)	3.31	(4.76)	1.19
Total from Investment Operations	(.47)	3.42	(4.66)	1.26
Distributions:
Dividends from investment income—net	(.09)	(.05)	(.02)	—
Dividends from net realized
gain on investments	—	—	(.09)	—
Total Distributions	(.09)	(.05)	(.11)	—
Net asset value, end of period	11.80	12.36	8.99	13.76
Total Return (%)	(3.88)[d]	38.22	(34.12)	10.08[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96[e]	.99	1.17	2.05[e]
Ratio of net expenses to average net assets	.96[e,f]	.99[f]	1.15	1.18[e]
Ratio of net investment income
to average net assets	1.46[e]	1.05	.83	.58[e]
Portfolio Turnover Rate	7.33[d]	12.75	15.54	14.53[d]
Net Assets, end of period ($ x 1,000)	309,816	263,694	72,656	18,312

a	From December 29, 2006 (commencement of operations) to November 30, 2007.
b	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
c	Based on average shares outstanding at each month end.
[d]	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Global Stock Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund. The fund’s investment objective seeks long-term total return.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.Walter Scott & Partners Limited (“Walter Scott”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares:Class A,Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the

18

Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	126,999,893	—	—	126,999,893
Equity Securities—
Foreign†	92,707,023	104,339,274††	—	197,046,297
Mutual Funds	13,550,000	—	—	13,550,000

†	See Statement of Investments for country and industry classification.
††	To adjust for the market difference between local market close and the calculation of the net asset value, the fund may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases,sales,issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

20

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended May 31, 2010 were as follows:

Affiliated
Investment	Value			Value	Net
Company	11/30/2009 ($)	Purchases ($)	Sales ($)	5/31/2010 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	7,100,000	80,100,000	73,650,000	13,550,000	4.0

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as

22

income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $967,165 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2009. If not applied, $955,153 of the carryover expires in fiscal 2016 and $12,012 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2009 was as follows: ordinary income $433,216.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

contractually agreed, until April 1, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that annual fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.25% of the value of the fund’s average daily net assets. During the period ended May 31, 2010, there was no reduction in management fee pursuant to the undertaking.

During the period ended May 31, 2010, the Distributor retained $13,449 from commissions earned on sales of the fund’s Class A shares.

Pursuant to a sub-investment advisory agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual percentage of the fund’s average daily net assets.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended May 31, 2010, Class C shares was charged $15,285, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A and Class C shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2010, Class A and Class C shares were charged $18,754 and $5,095, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing

24

personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2010, the fund was charged $3,003 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2010, the fund was charged $315 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $20.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2010, the fund was charged $96,021 pursuant to the custody agreement.

During the period ended May 31, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $249,783, Rule 12b-1 distribution plan fees $4,440, shareholder services plan fees $6,244, custodian fees $50,620, chief compliance officer fees $3,656 and transfer agency per account fees $753.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended May 31, 2010, amounted to $99,173,748 and $22,177,265, respectively.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting.Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting.Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments.

26

The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract. At May 31, 2010, there were no open forward contracts outstanding.

At May 31, 2010, accumulated net unrealized appreciation on investments was $7,053,281, consisting of $19,622,012 gross unrealized appreciation and $12,568,731 gross unrealized depreciation.

At May 31,2010,the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 27

NOTES

International

Stock Fund

SEMIANNUAL REPORT May 31, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

International
Stock Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present this semiannual report for International Stock Fund, covering the six-month period from December 1, 2009, through May 31, 2010.

Psychology historically has played an important role in how investors—especially individual investors—perceive the financial markets and make asset allocation decisions. Unlike the purely rational investor who, in an ideal world, would seek investments that potentially can deliver the best risk/return characteristics, the everyday investor typically has been influenced by emotions. Currently, investors’ emotions appear to be deeply divided, with a large number still seeking low risk investments (such as cash instruments), and others favoring higher risk investments (such as smaller-cap and emerging market stocks). Meanwhile, investment classes in the middle of the risk spectrum seemingly have been largely avoided.

It is important to note that investor sentiment often lags the economic cycle.That’s why we continue to stress the importance of a long-term, well balanced asset allocation strategy that can help cushion the volatility produced by the emotional swings of the financial markets. If you have not revisited your investment portfolio recently, we urge you to speak with your financial advisor about taking advantage of long-term market fundamentals rather than remaining susceptible to the effects of emotional reactions to short-term developments.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 15, 2010

2

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2009, through May 31, 2010, as provided by Jane Henderson and Roy Leckie of Walter Scott & Partners Limited (Walter Scott), Sub-investment adviser

Fund and Market Performance Overview

For the six-month period ended May 31, 2010, International Stock Fund’s Class A shares achieved a return of –5.05%, Class C shares returned –5.46% and Class I shares returned –4.95%.1 In comparison, the fund’s benchmark index, the Morgan Stanley Capital International Europe,Australasia, Far East Index (the “MSCI EAFE Index”), achieved a –10.90% return over the same period.2

International stock markets gave back a portion of the gains achieved in earlier reporting periods as a sovereign debt crisis in Europe and inflation fears in China raised global economic concerns. The fund produced returns that were better than its benchmark, mainly due to the relative success of our stock selection strategy in Europe and Japan.

The Fund’s Investment Approach

The fund seeks long-term real return by investing in stocks of foreign companies that are located in the world’s developed markets outside of the United States.When selecting stocks,Walter Scott seeks companies with fundamental strengths that indicate the potential for sustainable growth.The firm focuses on individual stock selection through extensive fundamental research. Candidates are initially selected for research if they meet certain broad absolute and trend criteria. Financial statements are analyzed in an effort to identify the nature of their operating margins and to understand the variables that add value to their businesses. Companies meeting the financial criteria are subjected to a detailed investigation of their products, cost and pricing, competition, industry position and outlook.

International Equity Markets Produced Mixed Results

The reporting period saw the continuation of a worldwide economic recovery that began earlier in 2009. Although unemployment rates

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

remained high in many developed nations, robust economic growth in the emerging markets and,to a lesser extent,the United States supported greater manufacturing activity and rising commodity prices. However, the positive effects of the global economic recovery were offset during the reporting period by a burgeoning sovereign debt crisis in Greece and other parts of Europe. In addition, investors worried that potential inflationary pressures in China might dampen economic growth in Asia. As a result, international stock markets generally gave back a portion of the gains made during the rally from early February to mid-April.

As was the case since the global stock market rally began, investors typically continued to search for bargains among lower-quality stocks. Although investors appeared to pay more attention to underlying business fundamentals over the first five months of 2010, this shift proved tentative due to ongoing economic uncertainty.

Stock Selection Strategy Enhanced Fund Returns

In the midst of heightened market volatility,we found relatively few new opportunities meeting our investment criteria in continental Europe, and underweighted exposure to the region helped the fund avoid the brunt of instability there. The fund held particularly light positions in European banks, which generally suffered during the sovereign debt crisis. Conversely, the fund scored success with some European stocks that benefited from company-specific factors. For example pharmaceutical developer Novo Nordisk continues to benefit from the growing market of diabetes patients throughout the developed world, and apparel retailer Hennes & Mauritz demonstrated lower-than-expected sensitivity to economic headwinds as evidenced by improving operating results.The fund also fared relatively well with an overweighted position in Japan, where an appreciating yen relative to the euro and U.S. dollar bolstered investment values for U.S. residents.

From a market sector perspective, the fund achieved strong results in the technology sector, where our bottom-up stock selection process identified a number of growing companies selling at attractive valuations.We especially favored larger technology companies with a significant degree of pricing control, including Japan’s Nintendo, Canon and Keyence.

4

The fund produced less favorable results compared to its benchmark in the consumer staples sector. Disappointments during the reporting period included grocery chainsTesco andWM Morrison Supermarkets in the United Kingdom and food products company Danone and cosmetics producer L’Oreal in France.

Finding Opportunities One Stock at a Time

We have maintained a cautious posture with regard to the world’s developed markets, which have continued to struggle with sub-par economic growth and heavy debt burdens.We are especially concerned about Europe, which as of the reporting period’s end is exploring ways to prevent the spread of its debt crisis to additional countries.

Nonetheless, our stock selection process has continued to find attractive opportunities among individual companies in a variety of regions. Indeed, if security selection becomes a more critical determinant of international stock market performance, as we believe it will, the fund’s focus on extensive fundamental research could be particularly well suited to the upcoming investment environment.

June 15, 2010

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity.

1

Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through April 1, 2011, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2

SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe, Australasia, Far East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Returns are calculated on a month-end basis. Investors cannot invest directly in any index.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in International Stock Fund from December 1, 2009 to May 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 6.51	$ 10.43	$ 4.67
Ending value (after expenses)	$949.50	$945.40	$950.50

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2010

	Class A	Class C	Class I
Expenses paid per $1,000†	$ 6.74	$ 10.80	$ 4.84
Ending value (after expenses)	$1,018.25	$1,014.21	$1,020.14

† Expenses are equal to the fund’s annualized expense ratio of 1.34% for Class A, 2.15% for Class C and .96%
for Class I , multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

May 31, 2010 (Unaudited)

Common Stocks—94.2%	Shares	Value ($)
Australia—4.6%
Cochlear	74,200	4,576,281
CSL	358,200	9,599,792
Woodside Petroleum	263,000	9,570,970
		23,747,043
Belgium—1.9%
Colruyt	43,000	9,772,487
Brazil—1.8%
Petroleo Brasileiro, ADR	294,800	9,129,956
Canada—1.0%
Suncor Energy	171,200	5,286,963
Denmark—1.9%
Novo Nordisk, Cl. B	127,000	9,792,675
France—5.8%
Cie Generale d’Optique
Essilor International	171,000	9,747,147
Danone	198,700	10,245,888
L’Oreal	104,300	9,774,685
		29,767,720
Germany—3.8%
Adidas	191,000	9,591,017
SAP	226,800	9,799,519
		19,390,536
Hong Kong—10.6%
China Mobile	1,092,000	10,334,562
CLP Holdings	1,477,500	10,406,533
CNOOC	5,786,000	9,257,600
Esprit Holdings	1,561,934	9,206,134
Hong Kong & China Gas	2,558,105	5,650,004
Hutchison Whampoa	1,602,000	9,966,857
		54,821,690
Japan—32.4%
Aeon Mall	521,600	10,671,829
Canon	241,700	9,956,732
Chugai Pharmaceutical	559,400	9,919,182
Daikin Industries	301,800	9,959,300
Daito Trust Construction	202,100	10,215,042

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares	Value ($)
Japan (continued)
Denso	402,800	10,877,505
Fanuc	91,200	9,640,656
Hirose Electric	93,000	8,828,402
Honda Motor	234,500	7,145,144
HOYA	397,200	9,306,303
INPEX	1,500	9,437,906
Keyence	43,100	9,690,507
Komatsu	556,600	10,463,419
Mitsubishi Estate	633,000	9,685,436
Nintendo	36,400	10,762,644
Shimamura	80,100	7,295,435
Shin-Etsu Chemical	179,800	9,058,233
Tokio Marine Holdings	162,200	4,547,880
		167,461,555
Singapore—.4%
DBS Group Holdings	217,500	2,164,564
Spain—1.9%
Inditex	174,000	9,697,153
Sweden—2.0%
Hennes & Mauritz, Cl. B	179,640	10,201,995
Switzerland—8.9%
Nestle	230,000	10,416,667
Nobel Biocare Holding	110,000	2,063,923
Novartis	221,900	10,049,819
Roche Holding	19,000	2,758,540
SGS	8,290	10,369,651
Synthes	96,840	10,116,739
		45,775,339
United Kingdom—17.2%
BG Group	680,700	10,444,442
Burberry Group	529,000	5,282,426
Cairn Energy	1,332,800 [a]	7,765,624
Centrica	2,511,400	9,980,372
HSBC Holdings	1,086,900	9,867,906
Reckitt Benckiser Group	197,000	9,244,747

8

Common Stocks (continued)	Shares	Value ($)
United Kingdom (continued)
Smith & Nephew	1,063,000	9,630,935
Standard Chartered	406,200	9,616,182
Tesco	1,616,000	9,619,020
WM Morrison Supermarkets	1,945,000	7,431,329
		88,882,983
Total Common Stocks
(cost $498,080,592)		485,892,659

Other Investment—4.9%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $25,400,000)	25,400,000 [b]	25,400,000

Total Investments (cost $523,480,592)	99.1%	511,292,659
Cash and Receivables (Net)	.9%	4,668,237
Net Assets	100.0%	515,960,896

ADR—American Depository Receipts
a Non-income producing security.
b Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Health Care	15.2	Industrials	9.8
Consumer Discretionary	13.4	Utilities	5.0
Consumer Staples	12.9	Money Market Investment	4.9
Energy	11.8	Telecommunication Services	2.0
Technology	11.3	Materials	1.8
Financial Services	11.0		99.1

† Based on net assets.
See notes to financial statements.

The Fund 9

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2010 (Unaudited)

		Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers		498,080,592	485,892,659
Affiliated issuers		25,400,000	25,400,000
Cash			1,081,089
Cash denominated in foreign currencies		1,103,894	1,101,696
Dividends and interest receivable			2,411,768
Receivable for shares of Common Stock subscribed			595,643
Prepaid expenses			23,987
			516,506,842
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)			454,736
Payable for shares of Common Stock redeemed			37,796
Accrued expenses			53,414
			545,946
Net Assets ($)			515,960,896
Composition of Net Assets ($):
Paid-in capital			543,044,448
Accumulated undistributed investment income—net			3,000,509
Accumulated net realized gain (loss) on investments			(17,844,983)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions			(12,239,078)
Net Assets ($)			515,960,896

Net Asset Value Per Share
	Class A	Class C	Class I
Net Assets ($)	55,227,080	5,101,166	455,632,650
Shares Outstanding	4,895,747	457,681	40,163,029
Net Asset Value Per Share ($)	11.28	11.15	11.34

See notes to financial statements.

10

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2010 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $526,613 foreign taxes withheld at source):
Unaffiliated issuers	6,274,640
Affiliated issuers	15,442
Interest	173
Total Income	6,290,255
Expenses:
Management fee—Note 3(a)	1,893,141
Custodian fees—Note 3(c)	143,932
Shareholder servicing costs—Note 3(c)	72,168
Registration fees	32,951
Professional fees	29,204
Directors’ fees and expenses—Note 3(d)	12,871
Distribution fees—Note 3(b)	10,520
Prospectus and shareholders’ reports	4,925
Loan commitment fees—Note 2	4,597
Miscellaneous	19,339
Total Expenses	2,223,648
Less—reduction in fees due to earnings credits—Note 1(c)	(34)
Net Expenses	2,223,614
Investment Income—Net	4,066,641
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	3,695,030
Net realized gain (loss) on forward foreign currency exchange contracts	(36,428)
Net Realized Gain (Loss)	3,658,602
Net unrealized appreciation (depreciation) on
investments and foreign currency transactions	(38,895,231)
Net unrealized appreciation (depreciation)
on forward foreign currency exchange contracts	2,044
Net Unrealized Appreciation (Depreciation)	(38,893,187)
Net Realized and Unrealized Gain (Loss) on Investments	(35,234,585)
Net (Decrease) in Net Assets Resulting from Operations	(31,167,944)

See notes to financial statements.

The Fund 11

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2010	Year Ended
	(Unaudited)	November 30, 2009[a]
Operations ($):
Investment income—net	4,066,641	2,396,899
Net realized gain (loss) on investments	3,658,602	(14,951,731)
Net unrealized appreciation
(depreciation) on investments	(38,893,187)	85,132,414
Net Increase (Decrease) in Net Assets
Resulting from Operations	(31,167,944)	72,577,582
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(142,971)	(14,326)
Class C Shares	(4,254)	(315)
Class I Shares	(3,306,609)	(1,438,410)
Class T Shares	—	(959)
Total Dividends	(3,453,834)	(1,454,010)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A Shares	47,991,087	16,902,665
Class C Shares	4,771,614	946,149
Class I Shares	169,208,408	228,631,789
Dividends reinvested:
Class A Shares	141,708	13,684
Class C Shares	2,712	233
Class I Shares	1,027,427	430,172
Class T Shares	—	551
Cost of shares redeemed:
Class A Shares	(7,190,041)	(1,905,577)
Class C Shares	(478,339)	(112,519)
Class I Shares	(23,709,551)	(78,185,632)
Class T Shares	—	(20,033)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	191,765,025	166,701,482
Total Increase (Decrease) in Net Assets	157,143,247	237,825,054
Net Assets ($):
Beginning of Period	358,817,649	120,992,595
End of Period	515,960,896	358,817,649
Undistributed investment income—net	3,000,509	2,387,702

12

	Six Months Ended
	May 31, 2010	Year Ended
	(Unaudited)	November 30, 2009[a]
Capital Share Transactions:
Class Ab
Shares sold	3,977,929	1,545,517
Shares issued for dividends reinvested	11,750	1,512
Shares redeemed	(602,257)	(172,304)
Net Increase (Decrease) in Shares Outstanding	3,387,422	1,374,725
Class C
Shares sold	396,601	90,996
Shares issued for dividends reinvested	227	26
Shares redeemed	(42,642)	(11,194)
Net Increase (Decrease) in Shares Outstanding	354,186	79,828
Class I
Shares sold	13,837,377	22,570,720
Shares issued for dividends reinvested	84,841	47,481
Shares redeemed	(1,965,232)	(8,544,986)
Net Increase (Decrease) in Shares Outstanding	11,956,986	14,073,215
Class Tb
Shares issued for dividends reinvested	—	64
Shares redeemed	—	(2,414)
Net Increase (Decrease) in Shares Outstanding	—	(2,350)

a Effective as of the close of business on February 4, 2009, the fund no longer offers Class T shares.
b On the close of business on February 4, 2009, 2,414 Class T shares representing $20,033 were converted to 2,316
Class A shares.

See notes to financial statements.

The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	May 31, 2010	Year Ended November 30,
Class A Shares	(Unaudited)	2009	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period	11.97	8.43	13.72	12.50
Investment Operations:
Investment income—net[b]	.11	.05	.09	.07
Net realized and unrealized
gain (loss) on investments	(.71)	3.58	(5.28)	1.15
Total from Investment Operations	(.60)	3.63	(5.19)	1.22
Distributions:
Dividends from investment income—net	(.09)	(.09)	(.02)	—
Dividends from net realized
gain on investments	—	—	(.08)	—
Total Distributions	(.09)	(.09)	(.10)	—
Net asset value, end of period	11.28	11.97	8.43	13.72
Total Return (%)[c]	(5.05)[d]	43.33	(38.07)	9.76[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.34[e]	1.43	1.43	1.75[e]
Ratio of net expenses to average net assets	1.34[e,f]	1.42	1.41	1.47[e]
Ratio of net investment income
to average net assets	1.90[e]	.50	.79	.50[e]
Portfolio Turnover Rate	5.16[d]	21.67	13.18	13.34[d]
Net Assets, end of period ($ x 1,000)	55,227	18,059	1,126	1,396

a	From December 29, 2006 (commencement of operations) to November 30, 2007.
b	Based on average shares outstanding at each month end.
c	Exclusive of sales charge.
[d]	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

14

Six Months Ended
	May 31, 2010	Year Ended November 30,
Class C Shares	(Unaudited)	2009	2008	2007[a]
Per Share Data ($):
Net asset value, beginning of period	11.83	8.32	13.64	12.50
Investment Operations:
Investment income (loss)—net[b]	.08	(.01)	.00[c]	(.04)
Net realized and unrealized
gain (loss) on investments	(.72)	3.53	(5.24)	1.18
Total from Investment Operations	(.64)	3.52	(5.24)	1.14
Distributions:
Dividends from investment income—net	(.04)	(.01)	—	—
Dividends from net realized
gain on investments	—	—	(.08)	—
Total Distributions	(.04)	(.01)	(.08)	—
Net asset value, end of period	11.15	11.83	8.32	13.64
Total Return (%)[d]	(5.46)[e]	42.31	(38.58)	9.04[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.15[f]	2.25	2.24	2.50[f]
Ratio of net expenses to average net assets	2.15[f,g]	2.22	2.20	2.21[f]
Ratio of net investment income
(loss) to average net assets	1.30[f]	(.13)	.03	(.31)[f]
Portfolio Turnover Rate	5.16[e]	21.67	13.18	13.34[e]
Net Assets, end of period ($ x 1,000)	5,101	1,224	197	445

a	From December 29, 2006 (commencement of operations) to November 30, 2007.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
[d]	Exclusive of sales charge.
e	Not annualized.
f	Annualized.
g	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

The Fund 15

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
	May 31, 2010	Year Ended November 30,
Class I Shares	(Unaudited)	2009	2008	2007[a,b]
Per Share Data ($):
Net asset value, beginning of period	12.04	8.47	13.76	12.50
Investment Operations:
Investment income—net[c]	.11	.12	.14	.11
Net realized and unrealized
gain (loss) on investments	(.70)	3.57	(5.30)	1.15
Total from Investment Operations	(.59)	3.69	(5.16)	1.26
Distributions:
Dividends from investment income—net	(.11)	(.12)	(.05)	—
Dividends from net realized
gain on investments	—	—	(.08)	—
Total Distributions	(.11)	(.12)	(.13)	—
Net asset value, end of period	11.34	12.04	8.47	13.76
Total Return (%)	(4.95)[d]	43.98	(37.82)	10.08[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96[e]	1.01	1.03	1.38[e]
Ratio of net expenses to average net assets	.96[e,f]	1.01[f]	1.02	1.16[e]
Ratio of net investment income
to average net assets	1.82[e]	1.18	1.19	.81[e]
Portfolio Turnover Rate	5.16[d]	21.67	13.18	13.34[d]
Net Assets, end of period ($ x 1,000)	455,633	339,535	119,650	69,201

a	From December 29, 2006 (commencement of operations) to November 30, 2007.
b	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
c	Based on average shares outstanding at each month end.
[d]	Not annualized.
e	Annualized.
f	Expense waivers and/or reimbursements amounted to less than .01%.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

International Stock Fund (the “fund”) is a separate diversified series of Strategic Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering eleven series, including the fund. The fund’s investment objective seeks long-term total return.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.Walter Scott & Partners Limited (“Walter Scott”), a subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue 100 million shares of $.001 par value Common Stock in each of the following classes of shares:Class A,Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

by the FASB to be applied by nongovernmental entities.Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market),but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the

18

nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of May 31, 2010 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign+	237,697,807	248,194,852††	—	485,892,659
Mutual Funds	25,400,000	—	—	25,400,000

†	See Statement of Investments for country and industry classification.
††	To adjust for the market difference between local market close and the calculation of the net asset value, the fund may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures are required to be implemented for fiscal years beginning after December 15, 2009 except for the disclosures surrounding purchases,sales,issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. Management is currently evaluating the impact the adoption of ASU No. 2010-06 may have on the fund’s financial statement disclosures.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

20

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended May 31, 2010 were as follows:

Affiliated
Investment	Value	Value	Net
Company	11/30/2009 ($) Purchases ($)	Sales ($) 5/31/2010 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	11,800,000 139,400,000	125,800,000 25,400,000	4.9

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended November 30, 2009 remains subject to examination by the Internal Revenue Service and state taxing authorities.

22

The fund has an unused capital loss carryover of $17,053,730 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2009. If not applied, $1,939,230 of the carryover expires in fiscal 2016 and $15,114,500 expires in fiscal 2017.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2009 was as follows: ordinary income $1,454,010. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2010, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .85% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, until April 1, 2011, to waive receipt of its fees and/or assume the expenses of the fund so that annual fund operating expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.25% of the value of the fund’s average daily

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

net assets. During the period ended May 31, 2010, there was no reduction in management fee pursuant to the undertaking.

During the period ended May 31, 2010, the Distributor retained $19,927 from commissions earned on sales of the fund’s Class A shares.

Pursuant to a Sub-Investment Advisory Agreement between Dreyfus and Walter Scott, Dreyfus pays Walter Scott a monthly fee at an annual percentage of the fund’s average daily net assets.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class C shares. During the period ended May 31, 2010, Class C shares were charged $10,520, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A and Class C shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2010, Class A and Class C shares were charged $40,957 and $3,507, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2010, the fund was charged

24

$4,915 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended May 31, 2010, the fund was charged $541 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $34.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended May 31, 2010, the fund was charged $143,932 pursuant to the custody agreement.

During the period ended May 31, 2010, the fund was charged $2,742 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $373,440, Rule 12b-1 distribution plan fees $3,245, shareholder services plan fees $12,234, custodian fees $60,061, chief compliance officer fees $3,656 and transfer agency per account fees $2,100.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance, including redemptions made through the use of the fund’s exchange privilege. During the period ended May 31, 2010, redemption fees charged and retained by the fund amounted to $35,341.

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended May 31, 2010, amounted to $196,497,272 and $21,906,503, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes

26

a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract. At May 31, 2010, there were no open forward contracts outstanding.

At May 31, 2010, accumulated net unrealized depreciation on investments was $12,187,933, consisting of $22,905,653 gross unrealized appreciation and $35,093,586 gross unrealized depreciation.

At May 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 27

NOTES

Item 2.	Code of Ethics.
Not applicable.
Item 3.	Audit Committee Financial Expert.
Not applicable.
Item 4.	Principal Accountant Fees and Services.
Not applicable.
Item 5.	Audit Committee of Listed Registrants.
Not applicable.
Item 6.	Investments.
(a)	Not applicable.
Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies.
Not applicable.
Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and
Affiliated Purchasers.
Not applicable. [CLOSED END FUNDS ONLY]
Item 10.	Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures applicable to Item 10.

Item 11.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:	/s/ Bradley J. Skapyak,
Bradley J. Skapyak,
President

Date:	July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By"	/s/ Bradley J. Skapyak,
Bradley J. Skapyak,
President

Date:	July 23, 2010

By:	/s/ James Windels
James Windels,
Treasurer

Date:	July 23, 2010

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)